Summary Of Significant Accounting Policies (Schedule Of Earnings Per Share, Basic And Diluted) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary Of Significant Accounting Policies [Abstract]
Average basic shares	45,858	45,405	44,752
Stock options	52	56	14
Performance shares	271	260	216
Restricted stock units	110	102	80
Average diluted shares	46,291	45,823	45,062